UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
                       -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

    /s/ Daniel J. Barach            New York, NY             02/08/2007
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:       $102,790 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SHRS OR   SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL DISCRETION   MANAGERS          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
CELESTICA INC                   SUB VTG SHS  15101Q108  5,562    712,100  SH       Sole                         712,100
CHIQUITA BRANDS INTL INC        COM          170032809 11,435    716,000  SH       Sole                         716,000
DENDREON CORP                   COM          24823Q107  5,181  1,242,411  SH       Sole                       1,242,411
ECI TELECOM LTD                 ORD          268258100  6,928    800,000  SH       Sole                         800,000
ENZON PHARMACEUTICALS INC       COM          293904108  5,160    606,375  SH       Sole                         606,375
HUMAN GENOME SCIENCES INC       COM          444903108  3,732    300,000  SH       Sole                         300,000
INFOCUS CORP                    COM          45665B106  5,194  1,945,200  SH       Sole                       1,945,200
IRVINE SENSORS CORP             COM NEW      463664508  1,986    968,767  SH       Sole                         968,767
PLANETOUT INC                   COM          727058109  3,923    852,907  SH       Sole                         852,907
MGI PHARMA INC                  COM          552880106  1,826     99,193  SH       Sole                          99,193
MICROSOFT CORP                  COM          594918104 11,944    400,000  SH       Sole                         400,000
NEOPHARM INC                    COM          640919106  1,160    694,412  SH       Sole                         694,412
NORTEL NETWORKS CORP NEW        COM NEW      656568508 10,692    400,000  SH       Sole                         400,000
SIRIUS SATELLITE RADIO INC      COM          82966U103  7,434  2,100,000  SH       Sole                       2,100,000
SONICWALL INC                   COM          835470105  4,607    547,194  SH       Sole                         547,194
TOLLGRADE COMMUNICATIONS INC    COM          889542106  2,846    269,285  SH       Sole                         269,285
TUMBLEWEED COMMUNICATIONS CO    COM          899690101  3,099  1,178,406  SH       Sole                       1,178,406
THIRD WAVE TECHNOLOGIES INC     COM          88428W108  9,793  2,036,063  SH       Sole                       2,036,063
VIRAGEN INC                     COM NEW      927638403    288  1,800,000  SH       Sole                       1,800,000
